TRADE RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Non-current
Trade receivables from construction contracts	$ 1,904	¥ 13,128	¥ 17,033
Less: Impairment allowance	(379)	(2,608)	(7,532)
Total of Non-current trade receivables	1,525	10,520	9,501
Current
Trade receivables from service concession agreement	3,324	22,927	11,252
Trade receivables from construction contracts	5,052	34,850	40,356
Less: Impairment allowance	(1,597)	(11,017)	(10,082)
Total of current trade receivables	6,779	46,760	41,526
Total	$ 8,304	¥ 57,280	¥ 51,027